Reverse Merger - Summary of Net Assets Acquired from Reverse Merger (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Reverse Merger [Line Items]
Cash and cash equivalents	$ 134,025,561	$ 165,298
Other payables	(8,668,641)	$ (1,176,898)
Reverse Merger
Reverse Merger [Line Items]
Cash and cash equivalents	170,616,649
Other receivables	60,068,819
Other payables	(1,587,820)
Warrant liabilities	(69,923,483)
Cash consideration paid (as above)	(60,000,000)
Others	(17,514)
As per consolidated statement of cash flows	$ 99,156,651